Derivative Instruments (Schedule of Derivative Instruments, Fair Value) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Derivative instruments	$ 35,069	$ 0
Derivatives Designated As Hedging Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	11,833	(30,591)
Derivatives Designated As Hedging Instruments [Member] | Cross-Currency Interest Rate Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Derivative fair value of non-current asset	7,506	10,615
Derivative fair value of current liability	15,522	19,876
Cash Flow Hedging [Member] | Derivatives Designated As Hedging Instruments [Member] | Forward Contracts [Member] | Other Receivables [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value		309	$ 0
Cash Flow Hedging [Member] | Derivatives Designated As Hedging Instruments [Member] | Forward Contracts [Member] | Accrued Payroll and Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(517)	(100)
Cash Flow Hedging [Member] | Derivatives Designated As Hedging Instruments [Member] | Cross-Currency Interest Rate Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	7,835	(3,274)
Cash Flow Hedging [Member] | Derivatives Designated As Hedging Instruments [Member] | Call Spread [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	(10,908)	0
Cash Flow Hedging [Member] | Derivatives Designated As Hedging Instruments [Member] | Coupon-only Swap [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	15,114	0
Fair Value Hedging [Member] | Derivatives Designated As Hedging Instruments [Member] | Cross-Currency Interest Rate Swaps [Member] | Derivative Instruments [Member]
Derivatives, Fair Value [Line Items]
Assets (Liabilities) Derivative, Fair Value	$ 0	$ (27,217)